Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000219236 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	OMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Top Contributors to Performance
  Sector allocation contributed to performance relative to the Index, including overweight exposure to outperforming Dedicated Tax, Water/Sewer and Industrial Development bonds and underweight exposure to underperforming Hospital bonds.
  Credit allocation made a positive contribution to Fund performance with overweight positions relative to the Index in outperforming A-rated and BBB-rated bonds and underweight positions in underperforming AAA-rated and non-rated securities.
  Yield curve positioning contributed to relative Fund performance. The Fund held overweight positions in securities with maturities of 15 years and longer where market yields decreased.
  Security selection provided a positive contribution to relative performance as gross return was above the Index after accounting for duration, yield curve, credit quality and sector positioning. The outperformance was primarily the result of an overweight allocation to outperforming long 4% coupon bonds priced at a discount.
Top Detractors from Performance
  Duration management detracted from relative Fund performance. The Fund held moderate duration short and long positions at various times relative to the Index during a volatile fiscal year which created modest net negative contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.59% to 4.03%, ending the period at the same yield it started at 4.59%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	4.62%	0.44%	1.52%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond Ohio Index	3.94%	0.54%	2.17%
Morningstar Municipal Ohio Funds Category Average	4.64%	0.20%	1.35%
[1]
The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.

Performance Inception Date	Apr. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 69,915,593
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 113
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$69,915,593
Number of Investments	98
Portfolio Turnover	29%
Total Advisory Fees Paid	$113

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000070760 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	OMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Top Contributors to Performance
  Sector allocation contributed to performance relative to the Index, including overweight exposure to outperforming Dedicated Tax, Water/Sewer and Industrial Development bonds and underweight exposure to underperforming Hospital bonds.
  Credit allocation made a positive contribution to Fund performance with overweight positions relative to the Index in outperforming A-rated and BBB-rated bonds and underweight positions in underperforming AAA-rated and non-rated securities.
  Yield curve positioning contributed to relative Fund performance. The Fund held overweight positions in securities with maturities of 15 years and longer where market yields decreased.
  Security selection provided a positive contribution to relative performance as gross return was above the Index after accounting for duration, yield curve, credit quality and sector positioning. The outperformance was primarily the result of an overweight allocation to outperforming long 4% coupon bonds priced at a discount.
Top Detractors from Performance
  Duration management detracted from relative Fund performance. The Fund held moderate duration short and long positions at various times relative to the Index during a volatile fiscal year which created modest net negative contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.59% to 4.03%, ending the period at the same yield it started at 4.59%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	-0.21%	-0.71%	0.90%
Class A Shares without sales load	4.46%	0.21%	1.36%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond Ohio Index	3.94%	0.54%	2.17%
Morningstar Municipal Ohio Funds Category Average	4.64%	0.20%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 69,915,593
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 113
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$69,915,593
Number of Investments	98
Portfolio Turnover	29%
Total Advisory Fees Paid	$113

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024704 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	PAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Credit allocation contributed to Fund performance relative to the Index. Notably, the Fund’s overweight allocation to outperforming BBB-rated bonds and underweight allocation to underperforming AA-rated bonds added to relative performance.
  Sector allocations to overweight Industrial Development, Senior Care, Airport and Public Power outperformed the Index and sector allocations to underweight State General Obligation and Higher Education outperformed the Index.
  Yield curve positioning contributed to relative Fund performance. The Fund held overweight positions in securities with maturities of 15 years and longer where market yields decreased.
  Security selection provided a positive contribution to relative performance as gross return was above the Index after accounting for duration, yield curve, credit quality and sector positioning. The outperformance was primarily the result of an overweight allocation to outperforming long 4% coupon bonds priced at a discount.
Top Detractors from Performance
  There were no factors that materially detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	0.05%	-0.69%	1.05%
Class A Shares without sales load	4.81%	0.23%	1.52%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond Pennsylvania Index	4.39%	0.80%	2.14%
Morningstar Muni Pennsylvania Funds Category Average	4.98%	0.19%	1.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 94,121,637
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 106,339
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$94,121,637
Number of Investments	100
Portfolio Turnover	19%
Total Advisory Fees Paid	$106,339

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Lee R. Cunningham II retired on April 1, 2026. Effective upon his retirement, Mr. Cunningham no longer serves as a portfolio manager of the Fund.
Ann Ferentino, CFA, and Derek Plaski, CFA, continue to serve as portfolio managers of the Fund and manage its portfolio as described in the Prospectus.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000219237 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	PAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Credit allocation contributed to Fund performance relative to the Index. Notably, the Fund’s overweight allocation to outperforming BBB-rated bonds and underweight allocation to underperforming AA-rated bonds added to relative performance.
  Sector allocations to overweight Industrial Development, Senior Care, Airport and Public Power outperformed the Index and sector allocations to underweight State General Obligation and Higher Education outperformed the Index.
  Yield curve positioning contributed to relative Fund performance. The Fund held overweight positions in securities with maturities of 15 years and longer where market yields decreased.
  Security selection provided a positive contribution to relative performance as gross return was above the Index after accounting for duration, yield curve, credit quality and sector positioning. The outperformance was primarily the result of an overweight allocation to outperforming long 4% coupon bonds priced at a discount.
Top Detractors from Performance
  There were no factors that materially detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	5.16%	0.46%	1.66%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond Pennsylvania Index	4.39%	0.80%	2.14%
Morningstar Muni Pennsylvania Funds Category Average	4.98%	0.19%	1.60%
[1]
The Fund's Institutional Shares commenced operations on April 28, 2020. For the periods prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares.

Performance Inception Date	Apr. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 94,121,637
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 106,339
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$94,121,637
Number of Investments	100
Portfolio Turnover	19%
Total Advisory Fees Paid	$106,339

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Lee R. Cunningham II retired on April 1, 2026. Effective upon his retirement, Mr. Cunningham no longer serves as a portfolio manager of the Fund.
Ann Ferentino, CFA, and Derek Plaski, CFA, continue to serve as portfolio managers of the Fund and manage its portfolio as described in the Prospectus.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000130166 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period. This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Industrial Development Bond (IDB) sectors each contributed positively.
  Yield curve management contributed positively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years contributed to performance relative to the Index as the municipal AAA curve twist flattened during the fiscal year with the 2-year rate increasing 33 basis points and the 30-year rate decreasing one basis point.
  Duration management contributed positively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a positive contribution.
  Security selection for the Fund contributed positively relative to Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds.
Top Detractors from Performance
  Credit allocation was a negative factor to performance relative to the Index. An overweight allocation to AA-rated bonds hurt relative performance as high-grade bonds underperformed lower rated bonds during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.92%	0.71%	2.48%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	6.30%	1.06%	3.15%
Morningstar High Yield Muni Funds Category Average	5.49%	-0.04%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 450,155,798
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,934,363
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$450,155,798
Number of Investments	353
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,934,363

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 1, 2026, Lee R. Cunningham II retired and no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000034363 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period. This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Industrial Development Bond (IDB) sectors each contributed positively.
  Yield curve management contributed positively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years contributed to performance relative to the Index as the municipal AAA curve twist flattened during the fiscal year with the 2-year rate increasing 33 basis points and the 30-year rate decreasing one basis point.
  Duration management contributed positively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a positive contribution.
  Security selection for the Fund contributed positively relative to Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds.
Top Detractors from Performance
  Credit allocation was a negative factor to performance relative to the Index. An overweight allocation to AA-rated bonds hurt relative performance as high-grade bonds underperformed lower rated bonds during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares with sales load	4.85%	-0.28%	1.59%
Class C Shares without sales load	5.85%	-0.28%	1.59%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	6.30%	1.06%	3.15%
Morningstar High Yield Muni Funds Category Average	5.49%	-0.04%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 450,155,798
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,934,363
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$450,155,798
Number of Investments	353
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,934,363

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 1, 2026, Lee R. Cunningham II retired and no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000034361 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period. This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Industrial Development Bond (IDB) sectors each contributed positively.
  Yield curve management contributed positively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years contributed to performance relative to the Index as the municipal AAA curve twist flattened during the fiscal year with the 2-year rate increasing 33 basis points and the 30-year rate decreasing one basis point.
  Duration management contributed positively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a positive contribution.
  Security selection for the Fund contributed positively relative to Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds.
Top Detractors from Performance
  Credit allocation was a negative factor to performance relative to the Index. An overweight allocation to AA-rated bonds hurt relative performance as high-grade bonds underperformed lower rated bonds during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	1.77%	-0.47%	1.75%
Class A Shares without sales load	6.62%	0.44%	2.22%
S&P Municipal Bond Index	4.16%	0.79%	2.01%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	6.30%	1.06%	3.15%
Morningstar High Yield Muni Funds Category Average	5.49%	-0.04%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/FundInformation. and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 450,155,798
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 1,934,363
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$450,155,798
Number of Investments	353
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,934,363

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 1, 2026, Lee R. Cunningham II retired and no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation